Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed			$ 5		$ 10
Net realized cumulative after-tax gains (loss) reclassifed from AOCI to retained earnings	(19)		2	(18)	4
Dividend income recognized on equity securities	1		1	2	3
Dividend income recognized on equity securities designated at FVOCI that were disposed